Leasing	12 Months Ended
Dec. 31, 2021
Leasing
Leasing

Note 8. Leasing

SEK as lessee

All leases with the exception of short-term and low-value leases, are recognized as a right-of-use asset with a corresponding lease liability. The right-of-use assets are accounted for under Tangible and intangible assets and the lease liability is accounted for under Other liabilities, see Note 7 and Note 19. The right-of-use assets and the lease liability relate to rental premises. For further information see Note 1 Significant accounting policies. The lease term is determined as the non-callable period of a lease, together with any extension or termination option that SEK is reasonably certain to exercise. SEK has extension options which it is not reasonably certain to exercise. The potential future cash flows related to the extension options amount to Skr 80 million (2020: Skr 77 million) for a period of 3 years.

Right-of-use assets

Skr mn	2021	2020
Opening balance	25	50
Depreciation	-30	-27
Addition[1]	157	2
Closing balance	152	25
1	There have been canceled and new leases. During 2021 SEK moved to new premises.

Accounted for in profit or loss

Skr mn	2021	2020
Depreciation charge on right-of-use assets	-30	-27
Interest expenses on lease liability	-1	0
Expenses relating to short-term leases[1]	0	0
Expenses relating to low-value leases[1]	-1	-1
Variable lease fees[1]	-6	-6
Total amount accounted for in profit or loss	-38	-34
1	Accounted for under Other administrative expenses.

Lease liability

Skr mn	2021	2020
Opening balance	19	44
Interest expenses accrued	1	0
Payments of lease liability	-24	-27
Addition[1]	157	2
Closing balance	153	19
1	There have been canceled and new leases. During 2021 SEK moved to new premises.

Contractual flows of lease liability

Skr mn	2021	2020
Within 1 year	21	18
Between 1 and 5 years	122	1
More than 5 years	13	—
Discounting effect	-3	0
Closing balance	153	19

The total cash outflow for leases in 2021 was Skr 31 million (2020: Skr 34 million).

SEK as lessor

All SEK’s leasing transactions, where SEK is the lessor, are classified as financial leases. When making such classification, all aspects regarding the leasing contract, including third party guarantees, are taken into account. A reconciliation between the gross investment in the leases and the present value of minimum lease payments receivable at the end of the reporting period can be found below. Future lease payments receivable will mature in the following periods. The leases are included in the line item "Loans to the public" in the Statement of Financial Position.

	December 31, 2021		December 31, 2020
		Present value of		Present value of
		minimum lease		minimum lease
Skr mn	Gross investment	payments	Gross investment	payments
Within 1 year	111	108	102	99
Between 1 and 5 years	83	74	91	81
More than 5 years	44	34	19	14
Total	238	216	212	194

Unearned finance income	—	21	—	17
Unguaranteed residual value	—	—	—	—